Goodwill and Other Intangible Assets Other Intangible Assets Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 92	$ 86	$ 75
Future amortization expense, 2015	89
Future amortization expense, 2016	86
Future amortization expense, 2017	84
Future amortization expense, 2018	78
Future amortization expense, 2019	$ 67